SHAREHOLDERS' EQUITY (Details 4) (Range of Exercise prices, $3.52 - $7.18, USD $)	12 Months Ended
Dec. 31, 2013
Range of Exercise prices, $3.52 - $7.18
Shares authorized under the stock option plans, exercise price range
Exercise price, low end of range (in dollars per share)	$ 3.52
Exercise price, high end of range (in dollars per share)	$ 7.18
Number of outstanding options (in shares)	457,729
Weighted average remaining contractual life of outstanding options	2 years 10 months 2 days
Weighted average exercise price of outstanding options (in dollars per share)	$ 5.31
Number of outstanding exercisable options (in shares)	402,724
Weighted average remaining contractual life of exercisable options	2 years 6 months 29 days
Weighted average exercise price of exercisable options (in dollars per share)	$ 5.08